Related Party Transactions (Details Narrative) (USD $)	Dec. 31, 2014	Jun. 30, 2014
Salaries Common Stock	10,851	10,851
Salaries Shares [Member]
Salaries Common Stock	9,500,000
Salaries [Member]
Salaries	36,800